CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 435,211	$ 1,191	$ 19,740
Accounts receivable, no allowance provided for the years ended December 31, 2017, 2018 and 2019	1,648,000	0	0
Prepaid expenses and other current assets, net	7,707	0	164,455
Amounts due from related parties	42,857	0	0
Current assets of discontinued operations	0	4,617,566	11,902,357
Total current assets	2,133,775	4,618,757	12,086,552
Non-current assets:
Acquired intangible assets, net	1,208,340
Intangible assets, net	1,208,340	0	0
Goodwill	5,529,178	0	0
Deferred tax assets	0	0	0
Non-current assets of discontinued operations	0	406,021	122,086,598
Total non-current assets	6,737,518	406,021	122,086,598
TOTAL ASSETS	8,871,293	5,024,778	134,173,150
Current liabilities:
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of $nil, $nil and $70,781 as of December 31, 2017, 2018 and 2019, respectively)	836,552	897,098	326,535
Current liabilities of discontinued operations	0	19,392,101	20,510,351
Total current liabilities	836,552	20,289,199	20,836,886
Non-current liabilities:
Other non-current liabilities (including other non-current liabilities of VIE without recourse to the Company of $nil, $nil and $nil as of December 31, 2017, 2018 and 2019, respectively)	0	29,540	147,700
Deferred tax liabilities (including deferred tax liabilities of the VIE without recourse to the Company of $nil, $nil and $nil as of December 31, 2017, 2018 and 2019, respectively)	0	0	0
Non-current liabilities of discontinued operations	0	6,892,316	9,638,705
Total non-current liabilities	0	6,921,856	9,786,405
TOTAL LIABILITIES	836,552	27,211,055	30,623,291
Commitments and contingencies
Shareholders' equity:
Ordinary shares ($0.00001 par value; 5,000,000,000 shares authorized as of December 31, 2017, 2018 and 2019, and 1,476,208,670, 1,476,208,670 and 2,108,869,528 shares issued and outstanding as of December 31, 2017 and 2018 and 2019)	21,096	14,768	14,766
Additional paid-in capital	645,330,800	634,016,215	634,070,842
Accumulated deficit	(638,368,341)	(637,143,041)	(513,903,256)
Accumulated other comprehensive (loss)/income	1,051,186	(19,074,219)	(16,632,493)
Total shareholders' (deficit)/equity	8,034,741	(22,186,277)	103,549,859
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 8,871,293	$ 5,024,778	$ 134,173,150